Equity of the Parent Company (Dividends and Distributions) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended	3 Months Ended				12 Months Ended	3 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Common stock and OP units [Member]	Sep. 30, 2011 Common stock and OP units [Member]	Jun. 30, 2011 Common stock and OP units [Member]	Mar. 31, 2011 Common stock and OP units [Member]	Dec. 31, 2011 Common stock and OP units [Member]	Jan. 15, 2012 Series A Preferred Stock [Member]	Oct. 15, 2011 Series A Preferred Stock [Member]	Jul. 15, 2011 Series A Preferred Stock [Member]	Apr. 15, 2011 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]
Equity of the Parent Company [Line Items]
Declaration Date		Dec. 14, 2011	Sep. 15, 2011	Jun. 15, 2011	Mar. 14, 2011		Dec. 14, 2011	Sep. 15, 2011	Jun. 15, 2011	Mar. 14, 2011
Amount Per Common Share/Unit		$ 0.20000	$ 0.20000	$ 0.20000	$ 0.20000
Amount Per Preferred Share/Unit							$ 0.46094	$ 0.46094	$ 0.46094	$ 0.46094
Dividend and Distribution Payable Date		Jan. 17, 2012	Oct. 17, 2011	Jul. 15, 2011	Apr. 15, 2011		Jan. 17, 2012	Oct. 17, 2011	Jul. 15, 2011	Apr. 15, 2011
Dividend and Distribution Amount		$ 31,417	$ 26,849	$ 26,848	$ 26,846		$ 3,651	$ 3,901	$ 4,241	$ 4,240
Dividends and Distributions Declared	$ 127,993					$ 111,960					$ 16,033